Financial Instruments - Offsetting Assets and Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Total asset derivatives
Gross amounts presented in the consolidated balance sheet	$ 606	$ 10,770
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	(325)	0
Net amount	281	10,770
Total liability derivatives
Gross amounts presented in the consolidated balance sheet	(6,550)	0
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	325	0
Net amount	(6,225)	$ 0
Cash Collateral for Borrowed Securities	$ 108,900
Share Repurchase Forward Swap
Total liability derivatives
Percentage of total purchase price	20.00%